Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 198,469	€ 207,357
Interest	15,865	21,832
Total	214,334	229,189
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	126,496
Interest	9,682
Total	136,179
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	131,810	25,533
Interest	7,293	5,784
Total	139,103	31,317
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	28,504	22,859
Interest	5,458	3,520
Total	33,962	26,379
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	19,371	15,831
Interest	2,174	1,868
Total	21,545	17,699
2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	13,020	12,017
Interest	794	815
Total	13,814	12,831
2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	3,217
Interest	139
Total	3,356
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	2,547	4,621
Interest	7	163
Total	€ 2,554	€ 4,784